Common Shares - Additional Information (Detail) - USD ($)	Jul. 02, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 12, 2017	May 10, 2005
Class of Stock [Line Items]
Common stock, shares issued		508,763,020	508,763,020		6,000
Common shares, par value		$ 2.00	$ 2.00		$ 2.00
Treasury shares held by Company		4,244,080	4,244,080
Outstanding shares in issue		504,518,940	504,518,940	504,518,940
Dividends payable				$ 0
Subsequent Event [Member]
Class of Stock [Line Items]
Common share issued	100,000,000